Share Capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued and outstanding common shares
Issued common shares (in shares)	727.3	744.6	763.8
Common shares in Share Trusts (in shares)	(2.0)	(2.0)	(1.8)
Outstanding common shares (in shares)	725.3	742.6	762.0